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AMERICAS

US Legal Services

Ann H. Bierut
Paralegal
(860) 723-2228
Fax: (860) 723-2214
bierutah@ing-afs.com

May 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Post-Effective Amendment No. 16 to Registration Statement on Form N-4
Prospectus Title: Group 403(b), 401 and HR 10 Plans - Variable Annuity Contracts
File Nos.: 33-75974 and 811-2513

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information dated May 1, 2003, contained in Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 16 which was declared effective on May 1, 2003. The text of Post-Effective Amendment No. 16 was filed electronically on April 16, 2003.

If you have any questions regarding this submission, please call the undersigned at 860-723-2228

Sincerely,

/s/ Ann H. Bierut

Ann H. Bierut

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Company